Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit for the year	$ 126,398	$ 84,209	$ 28,051
Adjustments for:
Depreciation	153,193	137,187	122,957
Share of profit of associates	(1,800)	(1,159)	(1,422)
Financial income	(4,784)	(2,650)	(720)
Financial costs	166,627	139,181	137,316
Unrealized foreign exchange losses/(gains) on cash and cash equivalents	329	(772)	1,020
Unrealized (gain)/loss on derivative financial instruments held for trading, including ineffective portion of cash flow hedges (Note 26)	8,211	(10,505)	(18,530)
Recycled loss of cash flow hedges reclassified to profit or loss (Note 26)		4,368	23,514
Non-cash defined benefit obligations	(51)		(25)
Share-based compensation (Note 22)	5,216	4,565	3,869
Adjusted profit	453,339	354,424	296,030
Movements in operating assets and liabilities:
Decrease/(increase) in trade and other receivables including related parties, net	(33,286)	(7,601)	4,872
(Increase)/decrease in prepayments and other assets	888	(1,465)	(1,807)
(Increase)/decrease in inventories	(915)	1,622	(1,964)
Decrease/(increase) in other non-current assets	(465)	1,396	27,133
(Decrease)/increase in other non-current liabilities	2,957	299	(419)
(Increase)/decrease in restricted cash		42	(42)
Increase in accounts payable and other current liabilities	3,113	1,544	11,517
Cash provided by operations	425,631	350,261	335,320
Interest paid	(141,921)	(126,631)	(78,788)
Net cash provided by operating activities	283,710	223,630	256,532
Cash flows from investing activities:
Payments for tangible fixed assets, vessels under construction and vessel held under finance lease	(673,823)	(82,352)	(761,513)
Dividends received from associate	1,263	1,315	1,413
Return of contributed capital from associate (Note 5)		59	137
Other investments	(136)	(14,125)
Purchase of short-term investments	(71,000)	(37,244)	(19,500)
Maturity of short-term investments	46,000	55,244	7,500
Financial income received	4,697	2,504	721
Net cash used in investing activities	(692,999)	(74,599)	(771,242)
Cash flows from financing activities:
Proceeds from bank loans and bonds	524,165	280,000	2,274,318
Proceeds from sale and finance leaseback			217,000
Bank loans and bond repayments	(231,753)	(397,008)	(1,983,576)
Payment of loan and bond issuance costs	(7,449)	(8,830)	(44,125)
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	60,345	141,395	52,731
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	208,394	139,222
Payment of equity raising costs	(917)	(2,032)	(442)
Payment for cross currency swaps' termination/modification		(20,603)	(31,986)
Payment for NOK bonds repurchase at a premium		(1,459)	(2,120)
Payment for interest rate swaps' termination			(30,296)
Proceeds from entering into interest rate swaps			25,465
Purchase of treasury shares	(62)
Proceeds from stock options' exercise	754	1,223
Dividends paid	(178,028)	(121,071)	(99,207)
Decrease in restricted cash			62,718
Payments for vessel held under finance lease			(714)
Payments for finance lease liability	(7,329)	(3,572)
Net cash provided by financing activities	368,120	7,265	439,766
Effects of exchange rate changes on cash and cash equivalents	(329)	772	(1,020)
(Decrease)/ increase in cash and cash equivalents	(41,498)	157,068	(75,964)
Cash and cash equivalents, beginning of the year	384,092	227,024	302,988
Cash and cash equivalents, end of the year	342,594	384,092	227,024
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year (Note 27)	20,096	3,016	2,038
Equity raising costs included in liabilities at the end of the year (Note 27)	1,067	364	5
Loan issuance costs included in liabilities at the end of the year (Note 27)	$ 407	$ 1,526
Receivables from stock options' exercise included in assets at the end of the year			$ 108